Stock Warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Stock Warrants
Stock Warrants

10. Stock Warrants

The Company has the following warrants outstanding for the periods presented:

	As of
	September 30, 2024	December 31, 2023
Liability Classified Warrants
Business Combination Warrants	585,275	585,275
PIPE Warrants	95,744	95,744
Subtotal	681,019	681,019
Equity Classified Warrants
Public Warrants	11,500,000	11,500,000
Private Placement Warrants	2,199,939	-
Subtotal	13,699,939	11,500,000
Grand Total	14,380,958	12,181,019

Private Placement Warrants

As described in Note 7, the Company issued the July 2024 Pre-Funded Warrants, the September 2024 Pre-Funded Warrants and the September 2024 Warrants in connection with the July and September 2024 private placements (together, the “Private Placement Warrants”). The Private Placement Warrants are classified as equity in accordance with ASC Subtopic 815-40, Derivatives and Hedging - Contracts in Entity’s Own Equity (“ASC 815-40”).

Convertible Promissory Notes Warrants

As described in Note 4, the Company issued Convertible Promissory Notes Warrants in 2022 and 2023. The Convertible Promissory Notes Warrants are classified as equity in accordance with ASC 815-40. The Company determined that the fair value of the combined instrument (inclusive of the Convertible Promissory Notes) significantly exceeded the proceeds received; therefore, the Company concluded that the Convertible Promissory Notes Warrants are most accurately portrayed as an issuance cost related to the Convertible Promissory Notes. This resulted in an expense of $4.3 million and $8.4 million being allocated to the Convertible Promissory Notes Warrants during the three and nine months ended September 30, 2023, respectively, which is classified as stock warrant expense in the condensed consolidated statements of operations.

In connection with the closing of the Business Combination on November 7, 2023, all Convertible Promissory Notes Warrants were cashless exercised into shares of Legacy ONMD common stock and exchanged based on the appropriate conversion ratio for the Common Stock less an exercise price of $1.00. See the Form 10-K/A for all other details relating to the Convertible Promissory Notes Warrants issued prior to December 31, 2023.

PIPE Warrants

In conjunction with the issuance of the PIPE Notes described in Note 4, Data Knights also issued and sold to each of the Purchasers 95,745 warrants to purchase Common Stock at an exercise price of $10.00 per share (the “PIPE Warrants”). The PIPE Warrants are classified as liabilities because they did not meet the criteria for equity treatment under ASC 815-40. During the three and nine months ended September 30, 2024, the Company recognized a change in fair value of PIPE Warrants of $0 and a gain of $12 thousand, respectively.

Business Combination Warrants

In connection with the closing of the Business Combination on November 7, 2023, the Company assumed 585,275 private warrants to purchase Common Stock at an exercise price of $11.50 per share (the “Business Combination Warrants”). The Business Combination Warrants are classified as liabilities because they did not meet the criteria for equity treatment under ASC 815-40. During the three and nine months ended September 30, 2024, the Company recognized a change in fair value of Business Combination Warrants of $6 thousand and $17 thousand, respectively.

10. Stock Warrants

The Company has the following warrants outstanding for the periods presented:

	As of December 31,
	2023	2022
Liability Classified Warrants
Private Placement Warrants	585,275	-
PIPE Warrants	95,744	-
Subtotal	681,019	-
Equity Classified Warrants
Legacy ONMD Warrants	-	545,213
Convertible Promissory Note Warrants	-	1,822,394
Public Warrants	11,500,000	-
Subtotal	11,500,000	2,367,607
Grant Total	12,181,019	2,367,607

Legacy ONMD Warrants

In 2021, there were 174,102 Legacy ONMD outstanding common stock warrants (“Legacy ONMD Warrants”) issued to directors for service at a weighted average exercise price of $0.10. In 2022 for the exercise price of $1.00, Legacy ONMD issued 145,746 warrants to directors for 2021 service and 294,000 warrants for 2022 service. The Legacy ONMD Warrants are equity-classified and accounted for in accordance with ASC 718. ASC 718 requires the use of the “fair-value-based method” for measuring the value of stock-based compensation. In applying “fair-value-based method” (absent identical or similar instruments) companies are required to use an option-pricing model, adjusted to accommodate the unique characteristics of the employee stock options. ASC 718’s measurement objective is to determine the fair value of stock-based compensation at the grant date assuming that employees/directors fulfill the award’s vesting conditions (if applicable) and will retain the award. The fair value of an award is the cost to the Company for granting the award and should reflect the estimated value of the instruments that the company would be obligated to provide to an employee/director when the employee has satisfied the service conditions. This resulted in an expense of $0 and $1.2 million for the years ended December 31, 2023 and 2022, respectively.

In connection with the closing of the Business Combination on November 7, 2023, all Legacy ONMD Warrants issued for services were cashless exercised into shares of Legacy ONMD common stock and exchanged for Common Stock based on the appropriate conversion ratio less the applicable exercise price per Legacy ONMD Warrant.

Convertible Promissory Notes Warrants

As described in Note 6, the Company issued Convertible Promissory Notes Warrants in 2022 and 2023. The Convertible Promissory Note Warrants are classified as equity in accordance with ASC 815. The Company has elected to measure the Notes using the fair value option under ASC 825 discussed in Note 6. The Company determined that the fair value of the combined instrument significantly exceeds the proceeds received, therefore, the Company concluded that the warrants are most accurately portrayed as an issuance cost related to the convertible promissory notes. This resulted in an expense of $9.2 million and $8.0 million being allocated to the Convertible Promissory Notes Warrants during the year ended December 31, 2023 and 2022, respectively, which is classified as stock warrant expense in the consolidated statements of operations.

In connection with the closing of the Business Combination on November 7, 2023, all Convertible Promissory Notes Warrants were cashless exercised into shares of Legacy ONMD common stock and exchanged based on the appropriate conversion ratio for the Common Stock less an exercise price of $1.00.

PIPE Warrants

In connection with the PIPE Notes described in Note 6, the Company also issued 95,745 warrants to purchase Common Stock (“PIPE Warrants”). The Company accounts for the PIPE Warrants in accordance with the guidance contained in ASC 815-40. Such guidance provides that because the warrants do not meet the criteria for equity treatment thereunder, each warrant must be recorded as a liability.

The accounting treatment of derivative financial instruments in accordance with ASC 815, Derivatives and Hedging, requires that the Company record a derivative liability upon issuance of the warrants. Accordingly, the Company classifies each warrant as a liability at its fair value and the warrants were allocated a portion of the proceeds from the issuance of the Units equal to its fair value. This liability is subject to re-measurement at each balance sheet date. With each such re-measurement, the warrant liability will be adjusted to fair value, with the change in fair value recognized in the Company’s statement of operations. The Company will reassess the classification at each balance sheet date. If the classification changes as a result of events during the period, the warrants will be reclassified as of the date of the event that causes the reclassification.

As of December 31, 2023, all 95,745 PIPE Warrants remain outstanding.

Public Warrants

In connection with the closing of the Business Combination on November 7, 2023, the Company assumed 11,500,000 public warrants (the “Public Warrants”) to purchase Common Stock with an exercise price of $11.50 per share. The Public Warrants became exercisable 30 days after the Closing of the Business Combination. Each Public Warrant is exercisable for one share of Common Stock

The Company may redeem the outstanding Public Warrants for $0.01 per Public Warrant upon at least 30 days’ prior written notice of redemption given after the Public Warrants become exercisable, if the reported last sale price of the Common Stock equals or exceeds $18.00 per share (as adjusted for stock dividends, sub-divisions, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period commencing after the Public Warrants become exercisable and ending on the third trading day before the Company sends the notice of redemption to the holders of the Public Warrants. Upon issuance of a redemption notice by the Company, the holders of the Public Warrants may, at any time after the redemption notice, exercise the Public Warrants on a cashless basis.

The Public Warrants are classified as equity, with the fair value of the Public Warrants as of the date of the Business Combination closed to additional paid-in capital.

As of December 31, 2023, all 11,500,000 Public Warrants remain outstanding.

Private Placement Warrants

In connection with the closing of the Business Combination on November 7, 2023, the Company assumed 585,275 private warrants to purchase Common Stock with an exercise price of $11.50 per share (the “Private Placement Warrants”). The Private Placement Warrants (and shares of Common Stock issued or issuable upon exercise of the Private Placement Warrants) in general were not transferable, assignable or salable until 30 days after the Closing (excluding permitted transferees) and they will not be redeemable under certain redemption scenarios by the Company so long as they are held by the Sponsor or their respective permitted transferees. Otherwise, the Private Placement Warrants have terms and provisions that are identical to those of the Public Warrants, including as to exercise price, exercisability and exercise period. If the Private Placement Warrants are held by holders other than the Sponsor, Metric or their respective permitted transferees, the Private Placement Warrants will be redeemable by the Company under all redemption scenarios and exercisable by the holders on the same basis as the Public Warrants.

The Company accounts for the Private Placement Warrants in accordance with the guidance contained in ASC 815-40. Such guidance provides that because the Private Placement Warrants do not meet the criteria for equity treatment thereunder, each Private Placement Warrant must be recorded as a liability.

The accounting treatment of derivative financial instruments in accordance with ASC 815, Derivatives and Hedging, required that the Company record a derivative liability upon the closing of the Business Combination. Accordingly, the Company classifies each Private Placement Warrant as a liability at its fair value. This liability is subject to re-measurement at each balance sheet date. With each such re-measurement, the Private Placement Warrant liability will be adjusted to fair value, with the change in fair value recognized in the Company’s statement of operations. The Company will reassess the classification at each balance sheet date. If the classification changes as a result of events during the period, the Private Placement Warrants will be reclassified as of the date of the event that causes the reclassification.

As of December 31, 2023, all 585,275 Private Placement Warrants remained outstanding.